Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share:
Schedule of loss per share

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Basic weighted average number of common shares outstanding	59,023,380	47,430,219

Basic and diluted loss per share	$(0.54)	$(0.55)